Events After The Reporting Date (Details) - March 18, 2018 [Member] $ in Thousands	1 Months Ended
Mar. 28, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase agreement, description	In addition, following a payment of approximately $250 thousand to Yorkville as part of their participation in the Purchase Agreement, the outstanding debt under the Securities Purchase Agreement mentioned in Note 13c, has decreased to $1.25 million.
Securities Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase agreement, description	The Company entered into a definitive securities purchase agreement (the "Purchase Agreement") with institutional investors to purchase (i) 642,853 of the Company's ADSs, representing 25,714,120 ordinary shares, at a purchase price of $3.50 per ADS, in a registered direct offering (the "Registered Direct Offering"); and (ii) warrants to purchase up to 482,139 ADSs, representing 19,285,560 ordinary shares, with an initial exercise price of $3.50 per ADS (the "Warrants"), in a concurrent private placement (the "Private Placement" and, together with the Registered Direct Offering, the "Offerings").
Gross proceeds from offerings	$ 2,250,000